RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Related Party Transactions [Table Text Block]
	Six months	Six months
	June 30, 2012	June 30, 2011

Consulting fees paid or accrued to officers or their companies	$187,416	$209,899
Directors’ fees	16,918	17,355

Stock option grants to officers and directors	-	223,000
Stock option grant price range	$-	$1.90

	2011	2010

Consulting fees paid or accrued to officers or their companies	$351,670	$269,519
Directors’ fees	32,299	25,970

Stock option grants to officers and directors	223,000	636,000
Stock option grant price range	$1.85 to 1.95	$1.00 to 1.15